Schedule of Investments (unaudited)
January 31, 2023
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.7%
Axon Enterprise, Inc.(a)	1,372	$ 268,144
Boeing Co.(a)	11,408	2,429,904
General Dynamics Corp.	4,566	1,064,152
HEICO Corp.	808	138,128
HEICO Corp., Class A	1,408	188,221
Howmet Aerospace, Inc.	7,441	302,774
Huntington Ingalls Industries, Inc.	824	181,725
L3Harris Technologies, Inc.	3,888	835,220
Lockheed Martin Corp.	4,775	2,212,066
Northrop Grumman Corp.	2,939	1,316,790
Raytheon Technologies Corp.	29,885	2,984,017
Textron, Inc.	4,270	311,070
TransDigm Group, Inc.	1,055	757,226
		12,989,437
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	2,519	252,328
Expeditors International of Washington, Inc.	3,297	356,571
FedEx Corp.	4,856	941,384
United Parcel Service, Inc., Class B	14,831	2,747,146
		4,297,429
Airlines — 0.2%
American Airlines Group, Inc.(a)	13,388	216,082
Delta Air Lines, Inc.(a)	13,039	509,825
Southwest Airlines Co.	12,028	430,242
United Airlines Holdings, Inc.(a)	6,628	324,507
		1,480,656
Auto Components — 0.1%
Aptiv PLC(a)	5,497	621,655
BorgWarner, Inc.	4,871	230,301
Lear Corp.	1,201	175,082
		1,027,038
Automobiles — 1.6%
Ford Motor Co.	80,117	1,082,381
General Motors Co.	29,607	1,164,147
Lucid Group, Inc.(a)(b)	11,885	138,936
Rivian Automotive, Inc., Class A(a)	11,071	214,777
Tesla, Inc.(a)	54,765	9,486,393
		12,086,634
Banks — 3.9%
Bank of America Corp.	142,408	5,052,636
BOK Financial Corp.	589	59,194
Citigroup, Inc.	39,519	2,063,682
Citizens Financial Group, Inc.	10,073	436,362
Comerica, Inc.	2,686	196,911
Commerce Bancshares, Inc.	2,367	157,548
Cullen/Frost Bankers, Inc.	1,301	169,494
East West Bancorp, Inc.	2,829	222,133
Fifth Third Bancorp	13,834	502,036
First Citizens BancShares, Inc., Class A	269	209,196
First Horizon Corp.	10,983	271,610
First Republic Bank	3,709	522,524
Huntington Bancshares, Inc.	29,379	445,679
JPMorgan Chase & Co.	59,848	8,376,326
KeyCorp	18,967	363,977
M&T Bank Corp.	3,569	556,764
PNC Financial Services Group, Inc.	8,282	1,370,091
Regions Financial Corp.	19,118	450,038
Signature Bank	1,253	161,574
SVB Financial Group(a)	1,192	360,508
Security	Shares	Value
Banks (continued)
Truist Financial Corp.	27,071	$ 1,337,037
U.S. Bancorp	27,422	1,365,616
Webster Financial Corp.	3,597	189,382
Wells Fargo & Co.	77,542	3,634,394
Western Alliance Bancorp	2,162	162,950
Zions Bancorp N.A.	3,008	159,905
		28,797,567
Beverages — 1.7%
Brown-Forman Corp., Class A	1,144	76,076
Brown-Forman Corp., Class B, NVS	3,733	248,543
Coca-Cola Co.	79,254	4,859,855
Constellation Brands, Inc., Class A	3,306	765,405
Keurig Dr Pepper, Inc.	17,250	608,580
Molson Coors Beverage Co., Class B	3,837	201,750
Monster Beverage Corp.(a)(b)	7,813	813,177
PepsiCo, Inc.	28,054	4,797,795
		12,371,181
Biotechnology — 2.5%
AbbVie, Inc.	36,083	5,331,263
Alnylam Pharmaceuticals, Inc.(a)	2,504	566,906
Amgen, Inc.	10,887	2,747,879
Biogen, Inc.(a)	2,927	851,464
BioMarin Pharmaceutical, Inc.(a)	3,771	434,985
Gilead Sciences, Inc.	25,591	2,148,109
Horizon Therapeutics PLC(a)	4,640	509,101
Incyte Corp.(a)	3,789	322,595
Karuna Therapeutics, Inc.(a)	560	111,658
Moderna, Inc.(a)	6,824	1,201,433
Neurocrine Biosciences, Inc.(a)	1,973	218,865
Regeneron Pharmaceuticals, Inc.(a)	2,185	1,657,257
Sarepta Therapeutics, Inc.(a)	1,786	223,196
Seagen, Inc.(a)	2,775	387,057
United Therapeutics Corp.(a)	912	240,011
Vertex Pharmaceuticals, Inc.(a)	5,237	1,692,075
		18,643,854
Building Products — 0.6%
A O Smith Corp.	2,536	171,687
Advanced Drainage Systems, Inc.	1,302	131,294
Allegion PLC	1,773	208,416
Builders FirstSource, Inc.(a)	3,168	252,490
Carlisle Cos., Inc.	1,037	260,142
Carrier Global Corp.	16,958	772,098
Fortune Brands Innovations, Inc.	2,599	167,661
Johnson Controls International PLC	13,991	973,354
Lennox International, Inc.	667	173,833
Masco Corp.	4,581	243,709
Owens Corning	1,915	185,085
Trane Technologies PLC	4,678	837,923
		4,377,692
Capital Markets — 3.4%
Ameriprise Financial, Inc.	2,198	769,564
Ares Management Corp., Class A	3,141	260,672
Bank of New York Mellon Corp.	14,820	749,447
BlackRock, Inc.(c)	3,050	2,315,591
Blackstone, Inc., Class A, NVS	14,319	1,374,051
Carlyle Group, Inc.	4,405	158,448
Charles Schwab Corp.	31,122	2,409,465
CME Group, Inc., Class A	7,291	1,288,028
Coinbase Global, Inc., Class A(a)(b)	3,196	186,902
FactSet Research Systems, Inc.	768	324,818
Franklin Resources, Inc.	5,838	182,146

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Goldman Sachs Group, Inc.	6,909	$ 2,527,381
Interactive Brokers Group, Inc., Class A	2,093	167,314
Intercontinental Exchange, Inc.	11,333	1,218,864
Invesco Ltd.	9,233	170,903
Jefferies Financial Group, Inc.	3,770	148,086
KKR & Co., Inc., Class A	11,697	652,810
LPL Financial Holdings, Inc.	1,629	386,269
MarketAxess Holdings, Inc.	772	280,892
Moody’s Corp.	3,180	1,026,345
Morgan Stanley	27,070	2,634,723
Morningstar, Inc.	508	123,383
MSCI, Inc., Class A	1,627	864,848
Nasdaq, Inc.	6,881	414,167
Northern Trust Corp.	4,234	410,571
Raymond James Financial, Inc.	3,898	439,577
Robinhood Markets, Inc., Class A(a)(b)	10,345	107,691
S&P Global, Inc.	6,906	2,589,336
SEI Investments Co.	2,025	126,421
State Street Corp.	7,423	677,943
T Rowe Price Group, Inc.	4,596	535,296
		25,521,952
Chemicals — 1.8%
Air Products and Chemicals, Inc.	4,499	1,441,974
Albemarle Corp.	2,390	672,665
Celanese Corp., Class A	2,020	248,864
CF Industries Holdings, Inc.	4,048	342,866
Corteva, Inc.	14,524	936,072
Dow, Inc.	14,580	865,323
DuPont de Nemours, Inc.	10,191	753,624
Eastman Chemical Co.	2,497	220,160
Ecolab, Inc.	5,020	777,247
FMC Corp.	2,574	342,677
International Flavors & Fragrances, Inc.	5,149	579,057
Linde PLC	10,087	3,338,192
LyondellBasell Industries NV, Class A	5,170	499,887
Mosaic Co.	7,013	347,424
Olin Corp.	2,704	174,651
PPG Industries, Inc.	4,799	625,502
RPM International, Inc.	2,633	236,733
Sherwin-Williams Co.	4,812	1,138,471
Westlake Corp.(b)	685	84,084
		13,625,473
Commercial Services & Supplies — 0.5%
Cintas Corp.	1,761	781,426
Copart, Inc.(a)	8,697	579,307
Republic Services, Inc.	4,206	524,993
Rollins, Inc.	4,696	170,934
Tetra Tech, Inc.	1,078	167,651
Waste Management, Inc.	7,597	1,175,484
		3,399,795
Communications Equipment — 0.8%
Arista Networks, Inc.(a)	5,064	638,165
Ciena Corp.(a)	2,975	154,759
Cisco Systems, Inc.	83,813	4,079,179
F5, Inc.(a)	1,201	177,340
Juniper Networks, Inc.	6,597	213,083
Motorola Solutions, Inc.	3,389	871,007
		6,133,533
Construction & Engineering — 0.1%
AECOM	2,791	243,571
Security	Shares	Value
Construction & Engineering (continued)
Quanta Services, Inc.	2,896	$ 440,742
WillScot Mobile Mini Holdings Corp.(a)	4,320	209,347
		893,660
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	1,260	453,146
Vulcan Materials Co.	2,693	493,708
		946,854
Consumer Finance — 0.6%
Ally Financial, Inc.	6,269	203,680
American Express Co.	12,128	2,121,551
Capital One Financial Corp.	7,796	927,724
Discover Financial Services	5,545	647,268
Synchrony Financial	9,780	359,219
		4,259,442
Containers & Packaging — 0.3%
Amcor PLC	30,131	363,380
AptarGroup, Inc.	1,322	152,876
Avery Dennison Corp.	1,627	308,219
Ball Corp.	6,343	369,416
Crown Holdings, Inc.	2,450	215,992
International Paper Co.	7,272	304,115
Packaging Corp. of America	1,921	274,127
Sealed Air Corp.	2,879	157,654
Westrock Co.	5,205	204,244
		2,350,023
Distributors — 0.2%
Genuine Parts Co.	2,873	482,147
LKQ Corp.	5,243	309,127
Pool Corp.(b)	798	307,717
		1,098,991
Diversified Consumer Services — 0.0%
ADT, Inc.	4,369	38,404
Service Corp. International	3,201	237,354
		275,758
Diversified Financial Services — 1.6%
Apollo Global Management, Inc.	8,812	623,714
Berkshire Hathaway, Inc., Class B(a)	36,762	11,452,098
Equitable Holdings, Inc.	7,143	229,076
		12,304,888
Diversified Telecommunication Services — 0.9%
AT&T Inc.	145,417	2,962,144
Lumen Technologies, Inc.	19,043	99,976
Verizon Communications, Inc.	85,692	3,562,217
		6,624,337
Electric Utilities — 1.8%
Alliant Energy Corp.	5,049	272,797
American Electric Power Co., Inc.	10,485	985,171
Avangrid, Inc.	1,402	59,122
Constellation Energy Corp.	6,628	565,766
Duke Energy Corp.	15,712	1,609,694
Edison International	7,826	539,211
Entergy Corp.	4,175	452,069
Evergy, Inc.	4,621	289,506
Eversource Energy	7,052	580,591
Exelon Corp.	20,157	850,424
FirstEnergy Corp.	11,025	451,474
NextEra Energy, Inc.	40,439	3,017,963
NRG Energy, Inc.	4,784	163,709
OGE Energy Corp.	4,039	158,813

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities (continued)
PG&E Corp.(a)	32,697	$ 519,882
Pinnacle West Capital Corp.	2,272	169,378
PPL Corp.	14,965	442,964
Southern Co.	22,154	1,499,383
Xcel Energy, Inc.	11,166	767,886
		13,395,803
Electrical Equipment — 0.6%
AMETEK, Inc.	4,686	679,095
Eaton Corp. PLC	8,115	1,316,334
Emerson Electric Co.	11,978	1,080,655
Generac Holdings, Inc.(a)(b)	1,285	154,971
Hubbell, Inc.	1,075	246,078
Plug Power, Inc.(a)(b)	10,829	184,310
Regal Rexnord Corp.	1,352	188,198
Rockwell Automation, Inc.	2,349	662,489
		4,512,130
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	12,069	962,744
Arrow Electronics, Inc.(a)	1,271	149,330
CDW Corp.	2,752	539,475
Cognex Corp.	3,487	190,878
Corning, Inc.	15,553	538,289
Flex Ltd.(a)	9,211	215,077
Jabil, Inc.	2,782	218,749
Keysight Technologies, Inc.(a)	3,634	651,758
TD SYNNEX Corp.	835	85,295
TE Connectivity Ltd.	6,497	826,093
Teledyne Technologies, Inc.(a)	951	403,471
Trimble, Inc.(a)	4,980	289,139
Zebra Technologies Corp., Class A(a)(b)	1,055	333,570
		5,403,868
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	20,545	652,098
Halliburton Co.	18,428	759,602
NOV, Inc.	7,993	195,349
Schlumberger Ltd.	28,932	1,648,546
		3,255,595
Entertainment — 1.4%
Activision Blizzard, Inc.	14,365	1,099,928
Electronic Arts, Inc.	5,365	690,368
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	521	33,177
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	4,217	298,564
Live Nation Entertainment, Inc.(a)	2,883	232,053
Netflix, Inc.(a)	9,080	3,213,049
ROBLOX Corp., Class A(a)	7,379	274,573
Roku, Inc.(a)(b)	2,430	139,725
Take-Two Interactive Software, Inc.(a)	3,219	364,487
Walt Disney Co.(a)	37,197	4,035,502
		10,381,426
Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities, Inc.	3,047	489,775
American Homes 4 Rent, Class A	6,143	210,643
American Tower Corp.	9,500	2,122,205
Americold Realty Trust, Inc.	5,425	170,399
AvalonBay Communities, Inc.	2,834	502,865
Boston Properties, Inc.	2,904	216,464
Brixmor Property Group, Inc.	6,036	142,027
Camden Property Trust	2,149	264,778
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle, Inc.	8,774	$ 1,299,517
CubeSmart	4,628	211,916
Digital Realty Trust, Inc.	5,835	668,808
EastGroup Properties, Inc.	889	149,574
Equinix, Inc.	1,883	1,389,899
Equity LifeStyle Properties, Inc.	3,547	254,604
Equity Residential	6,872	437,403
Essex Property Trust, Inc.	1,313	296,830
Extra Space Storage, Inc.	2,728	430,560
Federal Realty Investment Trust	1,498	167,072
Gaming and Leisure Properties, Inc.	5,192	278,084
Healthpeak Properties, Inc.	10,987	301,923
Host Hotels & Resorts, Inc.	14,719	277,453
Invitation Homes, Inc.	11,775	382,687
Iron Mountain, Inc.	5,984	326,607
Kimco Realty Corp.	12,411	278,751
Lamar Advertising Co., Class A	1,735	184,847
Life Storage, Inc.	1,706	184,316
Medical Properties Trust, Inc.	12,246	158,586
Mid-America Apartment Communities, Inc.	2,356	392,792
National Retail Properties, Inc.	3,675	174,011
Omega Healthcare Investors, Inc.	4,765	140,282
Prologis, Inc.	18,834	2,434,860
Public Storage	3,208	976,323
Realty Income Corp.	12,771	866,257
Regency Centers Corp.	3,171	211,284
Rexford Industrial Realty, Inc.	3,734	236,997
SBA Communications Corp., Class A	2,189	651,293
Simon Property Group, Inc.	6,638	852,717
STORE Capital Corp.	5,382	173,354
Sun Communities, Inc.	2,508	393,405
UDR, Inc.	6,151	261,971
Ventas, Inc.	8,162	422,873
VICI Properties, Inc.	19,637	671,193
Welltower, Inc.	9,616	721,585
Weyerhaeuser Co.	15,005	516,622
WP Carey, Inc.	4,213	360,338
		22,256,750
Food & Staples Retailing — 1.5%
Albertsons Cos., Inc., Class A	3,242	68,730
BJ’s Wholesale Club Holdings, Inc.(a)	2,723	197,336
Casey’s General Stores, Inc.	758	178,820
Costco Wholesale Corp.	9,031	4,616,105
Kroger Co.	13,225	590,232
Performance Food Group Co.(a)	3,122	191,441
Sysco Corp.	10,275	795,902
U.S. Foods Holding Corp.(a)	4,145	158,049
Walgreens Boots Alliance, Inc.	14,551	536,350
Walmart, Inc.	28,850	4,150,649
		11,483,614
Food Products — 1.1%
Archer-Daniels-Midland Co.	11,325	938,276
Bunge Ltd.	3,065	303,742
Campbell Soup Co.	4,127	214,315
Conagra Brands, Inc.	9,814	364,983
Darling Ingredients, Inc.(a)	3,236	214,514
General Mills, Inc.	12,013	941,339
Hershey Co.	2,986	670,656
Hormel Foods Corp.	5,877	266,287
JM Smucker Co.	2,164	330,659
Kellogg Co.	5,169	354,490
Kraft Heinz Co.	16,171	655,411

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Lamb Weston Holdings, Inc.	2,941	$ 293,776
McCormick & Co., Inc., NVS	5,062	380,257
Mondelez International, Inc., Class A	27,864	1,823,420
Tyson Foods, Inc., Class A	5,888	387,136
		8,139,261
Gas Utilities — 0.1%
Atmos Energy Corp.	2,871	337,457
UGI Corp.	4,231	168,521
		505,978
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	35,575	3,932,816
Align Technology, Inc.(a)	1,468	395,964
Baxter International, Inc.	10,302	470,698
Becton Dickinson and Co.	5,819	1,467,668
Boston Scientific Corp.(a)	29,005	1,341,481
Cooper Cos., Inc.	1,002	349,628
DENTSPLY SIRONA, Inc.	4,324	159,253
Dexcom, Inc.(a)	7,917	847,832
Edwards Lifesciences Corp.(a)	12,516	959,977
Hologic, Inc.(a)	5,053	411,163
IDEXX Laboratories, Inc.(a)	1,678	806,279
Insulet Corp.(a)	1,414	406,271
Intuitive Surgical, Inc.(a)	7,222	1,774,373
Medtronic PLC	27,120	2,269,673
Novocure Ltd.(a)(b)	1,836	167,406
ResMed, Inc.	2,985	681,684
Shockwave Medical, Inc.(a)	735	138,129
STERIS PLC	2,033	419,835
Stryker Corp.	6,872	1,744,182
Teleflex, Inc.	963	234,413
Zimmer Biomet Holdings, Inc.	4,287	545,907
		19,524,632
Health Care Providers & Services — 3.2%
Acadia Healthcare Co., Inc.(a)	1,851	155,521
agilon health, Inc.(a)(b)	4,005	87,149
AmerisourceBergen Corp.	3,296	556,892
Cardinal Health, Inc.	5,497	424,643
Centene Corp.(a)(b)	11,612	885,299
Chemed Corp.	299	151,037
Cigna Corp.	6,226	1,971,588
CVS Health Corp.	26,756	2,360,414
DaVita, Inc.(a)(b)	1,133	93,348
Elevance Health, Inc.	4,866	2,432,951
HCA Healthcare, Inc.	4,372	1,115,166
Henry Schein, Inc.(a)(b)	2,804	241,565
Humana, Inc.	2,583	1,321,721
Laboratory Corp. of America Holdings	1,826	460,371
McKesson Corp.	2,917	1,104,610
Molina Healthcare, Inc.(a)	1,192	371,701
Quest Diagnostics, Inc.	2,383	353,828
R1 RCM, Inc.(a)	2,798	40,039
UnitedHealth Group, Inc.	19,064	9,516,558
Universal Health Services, Inc., Class B	1,355	200,825
		23,845,226
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(a)(b)	2,858	487,432
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A(a)(b)	8,109	900,991
Aramark	5,172	230,309
Booking Holdings, Inc.(a)(b)	805	1,959,450
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.(a)	4,282	$ 222,921
Carnival Corp.(a)(b)	19,678	212,916
Chipotle Mexican Grill, Inc.(a)	562	925,266
Choice Hotels International, Inc.	591	72,628
Churchill Downs, Inc.	682	169,204
Darden Restaurants, Inc.	2,479	366,818
Domino’s Pizza, Inc.	731	258,043
Expedia Group, Inc.(a)	3,078	351,815
Hilton Worldwide Holdings, Inc.	5,569	808,006
Las Vegas Sands Corp.(a)	6,672	393,648
Marriott International, Inc., Class A	5,602	975,756
McDonald’s Corp.	14,944	3,996,026
MGM Resorts International	6,624	274,300
Norwegian Cruise Line Holdings Ltd.(a)	8,357	127,110
Royal Caribbean Cruises Ltd.(a)	4,458	289,502
Starbucks Corp.	23,421	2,556,168
Vail Resorts, Inc.	805	211,184
Wyndham Hotels & Resorts, Inc.	1,857	143,936
Wynn Resorts Ltd.(a)	2,137	221,479
Yum! Brands, Inc.	5,733	748,214
		16,415,690
Household Durables — 0.3%
DR Horton, Inc.	6,384	630,037
Garmin Ltd.	3,124	308,901
Lennar Corp., Class A	5,146	526,951
Lennar Corp., Class B	320	27,635
NVR, Inc.(a)	63	332,010
PulteGroup, Inc.	4,617	262,661
Whirlpool Corp.	1,085	168,815
		2,257,010
Household Products — 1.3%
Church & Dwight Co., Inc.	4,920	397,831
Clorox Co.	2,504	362,304
Colgate-Palmolive Co.	17,041	1,270,066
Kimberly-Clark Corp.	6,856	891,348
Procter & Gamble Co.	48,365	6,886,209
		9,807,758
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	13,614	373,160
Vistra Corp.	7,945	183,211
		556,371
Industrial Conglomerates — 0.8%
3M Co.	11,186	1,287,285
General Electric Co.(b)	22,171	1,784,322
Honeywell International, Inc.	13,718	2,859,929
		5,931,536
Insurance — 2.4%
Aflac, Inc.	11,675	858,112
Allstate Corp.	5,465	702,089
American Financial Group, Inc.	1,436	204,759
American International Group, Inc.	15,434	975,737
Aon PLC, Class A	4,263	1,358,533
Arch Capital Group Ltd.(a)	7,496	482,368
Arthur J. Gallagher & Co.	4,302	841,987
Assurant, Inc.	1,064	141,076
Brown & Brown, Inc.	4,728	276,872
Chubb Ltd.	8,443	1,920,698
Cincinnati Financial Corp.	3,234	365,927
CNA Financial Corp.	548	23,871
Erie Indemnity Co., Class A, NVS	502	122,664

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Everest Re Group Ltd.	791	$ 276,605
Fidelity National Financial, Inc., Class A	5,635	248,109
Globe Life, Inc.	1,813	219,101
Hartford Financial Services Group, Inc.	6,533	507,026
Kinsale Capital Group, Inc.	438	121,957
Lincoln National Corp.	3,144	111,392
Loews Corp.	4,063	249,793
Markel Corp.(a)	275	387,470
Marsh & McLennan Cos., Inc.	10,086	1,764,142
MetLife, Inc.	13,596	992,780
Old Republic International Corp.	5,682	149,948
Principal Financial Group, Inc.	4,701	435,078
Progressive Corp.	11,857	1,616,702
Prudential Financial, Inc.	7,519	789,044
Reinsurance Group of America, Inc.	1,331	202,006
Travelers Cos., Inc.	4,819	921,007
Unum Group	3,806	159,966
W. R. Berkley Corp.	4,144	290,660
Willis Towers Watson PLC	2,218	563,793
		18,281,272
Interactive Media & Services — 4.1%
Alphabet, Inc., Class A(a)	121,871	12,045,730
Alphabet, Inc., Class C, NVS(a)	108,034	10,789,356
Match Group, Inc.(a)	5,754	311,406
Meta Platforms, Inc., Class A(a)	46,161	6,876,604
Pinterest, Inc., Class A(a)	11,735	308,513
Snap, Inc., Class A, NVS(a)	20,959	242,286
ZoomInfo Technologies, Inc., Class A(a)	5,485	154,842
		30,728,737
Internet & Direct Marketing Retail — 2.9%
Amazon.com, Inc.(a)	181,091	18,675,915
Coupang, Inc.(a)(b)	20,779	350,957
DoorDash, Inc., Class A(a)	5,305	307,266
eBay, Inc.	11,098	549,351
Etsy, Inc.(a)	2,536	348,903
MercadoLibre, Inc.(a)	935	1,104,880
		21,337,272
IT Services — 4.7%
Accenture PLC, Class A	12,856	3,587,467
Akamai Technologies, Inc.(a)	3,253	289,354
Automatic Data Processing, Inc.	8,464	1,911,256
Block, Inc., Class A(a)(b)	10,943	894,262
Broadridge Financial Solutions, Inc.	2,411	362,518
Cloudflare, Inc., Class A(a)(b)	5,729	303,121
Cognizant Technology Solutions Corp., Class A	10,543	703,745
Concentrix Corp.	880	124,793
DXC Technology Co.(a)	4,594	131,986
EPAM Systems, Inc.(a)	1,182	393,192
Fidelity National Information Services, Inc.	12,286	921,941
Fiserv, Inc.(a)	12,919	1,378,199
FleetCor Technologies, Inc.(a)	1,521	317,600
Gartner, Inc.(a)	1,606	543,053
Genpact Ltd.	3,383	159,948
Global Payments, Inc.	5,629	634,501
GoDaddy, Inc., Class A(a)	3,174	260,681
International Business Machines Corp.	18,398	2,478,763
Jack Henry & Associates, Inc.	1,471	264,912
Mastercard, Inc., Class A	17,320	6,418,792
MongoDB, Inc.(a)	1,407	301,393
Okta, Inc., Class A(a)	3,070	225,983
Paychex, Inc.	6,483	751,120
Security	Shares	Value
IT Services (continued)
PayPal Holdings, Inc.(a)	23,446	$ 1,910,615
Snowflake, Inc., Class A(a)(b)	5,811	909,073
SS&C Technologies Holdings, Inc.	4,435	267,652
Toast, Inc., Class A(a)	6,290	140,330
Twilio, Inc., Class A(a)	3,606	215,783
VeriSign, Inc.(a)	1,896	413,423
Visa, Inc., Class A	33,360	7,679,806
WEX, Inc.(a)	887	164,068
		35,059,330
Leisure Products — 0.0%
Hasbro, Inc.	2,584	152,895
Mattel, Inc.(a)	6,987	142,954
		295,849
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	6,060	921,605
Avantor, Inc.(a)	13,690	327,191
Bio-Rad Laboratories, Inc., Class A(a)	430	201,008
Bio-Techne Corp.(b)	3,160	251,726
Bruker Corp.	2,051	143,816
Charles River Laboratories International, Inc.(a)(b)	1,028	250,061
Danaher Corp.	13,332	3,524,714
Illumina, Inc.(a)	3,200	685,440
IQVIA Holdings, Inc.(a)	3,789	869,235
Mettler-Toledo International, Inc.(a)	456	699,012
PerkinElmer, Inc.	2,564	352,627
Repligen Corp.(a)	1,044	193,453
Thermo Fisher Scientific, Inc.	7,986	4,554,655
Waters Corp.(a)	1,202	394,953
West Pharmaceutical Services, Inc.	1,519	403,446
		13,772,942
Machinery — 1.9%
AGCO Corp.	1,226	169,347
Caterpillar, Inc.	10,705	2,700,765
Chart Industries, Inc.(a)(b)	851	114,017
Cummins, Inc.	2,863	714,433
Deere & Co.	5,623	2,377,629
Dover Corp.	2,921	443,495
Fortive Corp.	7,177	488,251
Graco, Inc.	3,422	233,791
IDEX Corp.	1,545	370,306
Illinois Tool Works, Inc.	5,696	1,344,484
Ingersoll Rand, Inc.	8,245	461,720
Lincoln Electric Holdings, Inc.	1,149	191,734
Middleby Corp.(a)(b)	1,116	173,482
Nordson Corp.	1,101	267,873
Otis Worldwide Corp.	8,535	701,833
PACCAR, Inc.	7,036	769,105
Parker-Hannifin Corp.	2,602	848,252
Pentair PLC	3,263	180,705
RBC Bearings, Inc.(a)	591	144,186
Snap-on, Inc.	1,064	264,649
Stanley Black & Decker, Inc.	2,961	264,447
Toro Co.	2,136	238,207
Westinghouse Air Brake Technologies Corp.	3,681	382,125
Xylem, Inc.	3,686	383,381
		14,228,217
Media — 0.9%
Charter Communications, Inc., Class A(a)	2,235	858,933
Comcast Corp., Class A	89,133	3,507,384
Fox Corp., Class A, NVS	6,106	207,238
Fox Corp., Class B	2,863	90,757

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Interpublic Group of Cos., Inc.	7,924	$ 288,909
Liberty Broadband Corp., Class A(a)	349	31,277
Liberty Broadband Corp., Class C, NVS(a)	2,520	226,246
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	1,486	60,361
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	3,181	128,194
News Corp., Class A, NVS	7,934	160,743
News Corp., Class B	2,484	50,773
Omnicom Group, Inc.	4,183	359,696
Paramount Global, Class B, NVS	10,258	237,575
Sirius XM Holdings, Inc.(b)	14,237	82,432
Trade Desk, Inc., Class A(a)	9,042	458,430
		6,748,948
Metals & Mining — 0.6%
Alcoa Corp.	3,604	188,273
Cleveland-Cliffs, Inc.(a)	10,508	224,346
Freeport-McMoRan, Inc.	29,036	1,295,586
Newmont Corp.	15,989	846,298
Nucor Corp.	5,289	893,947
Reliance Steel & Aluminum Co.	1,221	277,716
Southern Copper Corp.	1,735	130,489
Steel Dynamics, Inc.	3,506	422,964
		4,279,619
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	9,520	223,434
Multiline Retail — 0.5%
Dollar General Corp.	4,581	1,070,121
Dollar Tree, Inc.(a)(b)	4,287	643,822
Target Corp.	9,369	1,612,780
		3,326,723
Multi-Utilities — 0.8%
Ameren Corp.	5,252	456,241
CenterPoint Energy, Inc.	12,775	384,783
CMS Energy Corp.	5,849	369,598
Consolidated Edison, Inc.	7,241	690,140
Dominion Energy, Inc.	17,002	1,082,007
DTE Energy Co.	3,928	457,101
NiSource, Inc.	8,179	226,967
Public Service Enterprise Group, Inc.	10,108	625,989
Sempra Energy	6,414	1,028,357
WEC Energy Group, Inc.	6,384	600,032
		5,921,215
Oil, Gas & Consumable Fuels — 4.6%
Antero Resources Corp.(a)	5,714	164,792
APA Corp.	6,629	293,864
Cheniere Energy, Inc.	5,069	774,492
Chesapeake Energy Corp.	2,187	189,657
Chevron Corp.	36,448	6,342,681
ConocoPhillips	25,765	3,139,981
Coterra Energy, Inc.	16,153	404,310
Devon Energy Corp.	13,295	840,776
Diamondback Energy, Inc.	3,605	526,763
EOG Resources, Inc.	11,985	1,585,016
EQT Corp.	7,514	245,482
Exxon Mobil Corp.	84,353	9,785,792
Hess Corp.	5,609	842,247
HF Sinclair Corp.	2,737	155,735
Kinder Morgan, Inc., Class P	40,258	736,721
Marathon Oil Corp.	13,755	377,850
Marathon Petroleum Corp.	9,544	1,226,595
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Matador Resources Co.	2,283	$ 151,043
Murphy Oil Corp.	2,974	129,696
New Fortress Energy, Inc., Class A(b)	988	38,324
Occidental Petroleum Corp.	15,120	979,625
ONEOK, Inc.	9,035	618,717
Ovintiv, Inc.	5,206	256,291
Phillips 66	9,698	972,418
Pioneer Natural Resources Co.	4,811	1,108,214
Range Resources Corp.	4,918	123,048
Southwestern Energy Co.(a)	22,513	124,272
Targa Resources Corp.	4,582	343,742
Texas Pacific Land Corp.	124	247,485
Valero Energy Corp.	8,022	1,123,321
Williams Cos., Inc.	24,553	791,589
		34,640,539
Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	4,702	1,302,830
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	43,217	3,139,715
Catalent, Inc.(a)	3,595	192,512
Eli Lilly & Co.	16,091	5,537,717
Jazz Pharmaceuticals PLC(a)	1,271	199,115
Johnson & Johnson	53,345	8,717,640
Merck & Co., Inc.	51,731	5,556,427
Organon & Co.	5,053	152,247
Pfizer, Inc.	114,532	5,057,733
Royalty Pharma PLC, Class A	7,451	292,005
Viatris, Inc.	24,601	299,148
Zoetis, Inc., Class A	9,467	1,566,694
		30,710,953
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp., Class A	2,712	256,664
Clarivate PLC(a)(b)	8,751	97,311
CoStar Group, Inc.(a)	8,276	644,700
Equifax, Inc.	2,481	551,278
Jacobs Solutions, Inc.	2,573	317,894
Leidos Holdings, Inc.	2,750	271,810
Robert Half International, Inc.	2,197	184,460
TransUnion	3,924	281,547
Verisk Analytics, Inc.	3,164	575,184
		3,180,848
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	6,492	555,131
Jones Lang LaSalle, Inc.(a)	989	182,836
Zillow Group, Inc., Class A(a)	1,201	51,595
Zillow Group, Inc., Class C, NVS(a)	3,377	149,297
		938,859
Road & Rail — 1.0%
Avis Budget Group, Inc.(a)(b)	587	117,423
CSX Corp.	43,249	1,337,259
Hertz Global Holdings, Inc.(a)	3,656	65,881
JB Hunt Transport Services, Inc.	1,700	321,385
Knight-Swift Transportation Holdings, Inc., Class A	3,320	196,212
Norfolk Southern Corp.	4,768	1,172,022
Old Dominion Freight Line, Inc.	1,847	615,494
Uber Technologies, Inc.(a)	40,693	1,258,635
U-Haul Holding Co.	202	13,540
Union Pacific Corp.	12,656	2,584,229
		7,682,080

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc.(a)	32,898	$ 2,472,285
Analog Devices, Inc.	10,509	1,801,978
Applied Materials, Inc.	17,591	1,961,221
Broadcom, Inc.	8,264	4,834,523
Enphase Energy, Inc.(a)	2,753	609,459
Entegris, Inc.	3,002	242,291
First Solar, Inc.(a)	2,029	360,350
Intel Corp.	83,981	2,373,303
KLA Corp.	2,892	1,135,052
Lam Research Corp.	2,766	1,383,277
Marvell Technology, Inc.	17,361	749,127
Microchip Technology, Inc.	11,163	866,472
Micron Technology, Inc.	22,389	1,350,057
Monolithic Power Systems, Inc.	906	386,463
NVIDIA Corp.(b)	50,805	9,925,773
NXP Semiconductors NV	5,299	976,659
ON Semiconductor Corp.(a)	8,760	643,422
Qorvo, Inc.(a)	2,094	227,534
QUALCOMM, Inc.	22,872	3,046,779
Skyworks Solutions, Inc.	3,255	356,976
SolarEdge Technologies, Inc.(a)	1,141	364,127
Teradyne, Inc.(b)	3,167	322,084
Texas Instruments, Inc.	18,494	3,277,322
Wolfspeed, Inc.(a)(b)	2,480	190,985
		39,857,519
Software — 8.7%
Adobe, Inc.(a)	9,473	3,508,231
ANSYS, Inc.(a)	1,761	469,060
Aspen Technology, Inc.(a)	589	117,064
Atlassian Corp., Class A(a)	3,018	487,769
Autodesk, Inc.(a)	4,405	947,780
Bentley Systems, Inc., Class B(b)	4,083	159,441
Bill.com Holdings, Inc.(a)(b)	1,907	220,487
Black Knight, Inc.(a)	3,179	192,616
Cadence Design Systems, Inc.(a)	5,597	1,023,300
Ceridian HCM Holding, Inc.(a)(b)	3,105	224,429
Crowdstrike Holdings, Inc., Class A(a)	4,373	463,101
Datadog, Inc., Class A(a)	5,018	375,397
DocuSign, Inc.(a)	4,078	247,290
Dynatrace, Inc.(a)	4,114	158,101
Fair Isaac Corp.(a)	509	338,969
Fortinet, Inc.(a)	13,288	695,494
Gen Digital, Inc.	11,838	272,392
HubSpot, Inc.(a)	997	345,969
Intuit, Inc.	5,740	2,426,126
Manhattan Associates, Inc.(a)	1,267	165,166
Microsoft Corp.	152,098	37,691,405
Oracle Corp.	31,274	2,766,498
Palantir Technologies, Inc., Class A(a)(b)	35,491	276,120
Palo Alto Networks, Inc.(a)	6,129	972,305
Paycom Software, Inc.(a)	978	316,813
Paylocity Holding Corp.(a)	820	170,798
Procore Technologies, Inc.(a)	1,405	78,610
PTC, Inc.(a)	2,157	290,936
Roper Technologies, Inc.	2,164	923,487
Salesforce, Inc.(a)	20,350	3,418,189
ServiceNow, Inc.(a)	4,114	1,872,405
Splunk, Inc.(a)	3,008	288,076
Synopsys, Inc.(a)	3,106	1,098,747
Tyler Technologies, Inc.(a)	838	270,481
Unity Software, Inc.(a)(b)	4,961	176,215
VMware, Inc., Class A(a)	4,250	520,497
Security	Shares	Value
Software (continued)
Workday, Inc., Class A(a)(b)	4,093	$ 742,593
Zoom Video Communications, Inc., Class A(a)	4,474	335,550
Zscaler, Inc.(a)(b)	1,703	211,444
		65,259,351
Specialty Retail — 2.3%
Advance Auto Parts, Inc.	1,247	189,893
AutoZone, Inc.(a)	396	965,785
Bath & Body Works, Inc.	4,615	212,336
Best Buy Co., Inc.	4,087	362,599
Burlington Stores, Inc.(a)(b)	1,327	304,984
CarMax, Inc.(a)(b)	3,184	224,313
Five Below, Inc.(a)	1,110	218,814
Floor & Decor Holdings, Inc., Class A(a)(b)	2,118	192,251
GameStop Corp., Class A(a)(b)	5,211	113,965
Home Depot, Inc.	20,888	6,771,263
Lowe’s Cos., Inc.	12,937	2,694,130
Murphy U.S.A., Inc.	422	114,797
O’Reilly Automotive, Inc.(a)	1,293	1,024,508
Penske Automotive Group, Inc.	527	67,361
Ross Stores, Inc.	7,074	836,076
TJX Cos., Inc.	23,684	1,938,772
Tractor Supply Co.	2,235	509,558
Ulta Beauty, Inc.(a)	1,053	541,200
Williams-Sonoma, Inc.	1,398	188,646
		17,471,251
Technology Hardware, Storage & Peripherals — 6.2%
Apple Inc.	305,109	44,024,178
Dell Technologies, Inc., Class C	5,341	216,951
Hewlett Packard Enterprise Co.	26,193	422,493
HP, Inc.	18,482	538,566
NetApp, Inc.	4,438	293,929
Pure Storage, Inc., Class A(a)(b)	5,661	163,829
Seagate Technology Holdings PLC	3,994	270,713
Western Digital Corp.(a)	6,485	285,016
		46,215,675
Textiles, Apparel & Luxury Goods — 0.6%
Deckers Outdoor Corp.(a)	531	226,992
Lululemon Athletica, Inc.(a)	2,342	718,713
Nike, Inc., Class B	25,702	3,272,636
Tapestry, Inc.	5,065	230,812
VF Corp.	6,707	207,514
		4,656,667
Tobacco — 0.7%
Altria Group, Inc.	36,401	1,639,501
Philip Morris International, Inc.	31,567	3,290,544
		4,930,045
Trading Companies & Distributors — 0.3%
Fastenal Co.	11,635	588,149
United Rentals, Inc.	1,424	627,913
Watsco, Inc.(b)	667	191,676
WW Grainger, Inc.	923	544,090
		1,951,828
Water Utilities — 0.1%
American Water Works Co., Inc.	3,722	582,456
Essential Utilities, Inc.	4,898	228,883
		811,339

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	12,166	$ 1,816,505
Total Long-Term Investments — 99.8% (Cost: $681,314,790)		747,296,121
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(c)(d)(e)	11,637,022	11,644,004
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(c)(d)	902,828	902,828
Total Short-Term Securities — 1.7% (Cost: $12,538,688)		12,546,832
Total Investments — 101.5% (Cost: $693,853,478)		759,842,953
Liabilities in Excess of Other Assets — (1.5)%		(10,992,873)
Net Assets — 100.0%		$ 748,850,080
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 15,484,927	$ —	$ (3,847,483)(a)	$ 1,061	$ 5,499	$ 11,644,004	11,637,022	$ 53,884(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,733,000	—	(830,172)(a)	—	—	902,828	902,828	27,995	1
BlackRock, Inc.	1,846,554	171,053	(115,560)	37,432	376,112	2,315,591	3,050	44,169	—
				$ 38,493	$ 381,611	$ 14,862,423		$ 126,048	$ 1
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	7	03/17/23	$ 1,432	$ 65,809

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar U.S. Equity ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 747,296,121	$ —	$ —	$ 747,296,121
Short-Term Securities
Money Market Funds	12,546,832	—	—	12,546,832
	$ 759,842,953	$ —	$ —	$ 759,842,953
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 65,809	$ —	$ —	$ 65,809
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
S&P	Standard & Poor’s